Summary of Significant Accounting Policies - Property, plant and equipment, net (Details)	Dec. 31, 2024
Buildings
Property, plant and equipment, net
Useful lives	30 years
Motor vehicles | Minimum
Property, plant and equipment, net
Useful lives	3 years
Motor vehicles | Maximum
Property, plant and equipment, net
Useful lives	10 years
Production facilities | Minimum
Property, plant and equipment, net
Useful lives	5 years
Production facilities | Maximum
Property, plant and equipment, net
Useful lives	10 years
Mold and tooling | Minimum
Property, plant and equipment, net
Useful lives	3 years
Mold and tooling | Maximum
Property, plant and equipment, net
Useful lives	7 years
Electronic devices, furniture and office equipment | Minimum
Property, plant and equipment, net
Useful lives	2 years
Electronic devices, furniture and office equipment | Maximum
Property, plant and equipment, net
Useful lives	5 years
Leasehold improvements
Property, plant and equipment, net
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember